Inventories - Schedule of Inventories (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Inventories [Abstract]
Ingredient materials	$ 452,098	$ 538,898
Package and other materials	150,974	166,207
Finished goods	139,468	125,492
Total inventories	$ 742,540	$ 830,597